Loss Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Scheduel of reconciliation of the numerators and denominators of the basic loss per share

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Numerator:
Net Loss	$(7,715,120)	$(5,916,947)	$(14,540,647)	$(11,666,118)
Denominator:
Basic weighted average common shares outstanding	3,956,455	8,442,703	3,446,123	8,425,655
Earnings (loss) per share:
Basic and diluted	$(1.95)	$(0.70)	$(4.22)	$(1.38)

	2020	2019
Numerator:
Net Loss	$(31,674,084)	$(18,468,776)
Denominator:
Basic weighted average common shares outstanding	8,197,409	8,310,333
Earnings (loss) per share:
Basic and diluted	$(3.86)	$(2.22)

Schedule of number of potential shares outstanding that were anti-dilutive and therefore excluded from the computation of diluted earnings per share, weighted for the portion of the period they were outstanding

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Preferred stock	41,587,368	32,653,742	41,587,368	32,653,742
Stock options outstanding	8,154,762	6,599,248	8,478,016	5,772,226
Warrants outstanding	6,439	6,439	6,439	6,439
Total	49,748,569	39,259,429	50,071,823	38,432,407

	2020	2019
Preferred stock	36,338,255	30,610,834
Stock options outstanding	6,714,171	5,301,830
Warrants outstanding	6,439	6,439
Total	43,058,865	35,919,104